Document and Entity Information	Aug. 05, 2026	Jun. 15, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag		false
Document Period End Date	Aug. 05, 2026
Entity Registrant Name	ZIMMER BIOMET HOLDINGS, INC.
Entity Central Index Key	0001136869
Entity File Number	001-16407
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-4151777
Entity Address, Address Line One	345 East Main Street
Entity Address, City or Town	Warsaw
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46580
City Area Code	574
Local Phone Number	373-3333
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	ZBH
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock, $0.01 par value
2.425% Notes due 2026 [Member]
Document Information [Line Items]
Trading Symbol	ZBH 26
Security Exchange Name	NYSE
Title of 12(b) Security	2.425% Notes due 2026
1.164% Notes due 2027 [Member]
Document Information [Line Items]
Trading Symbol	ZBH 27
Security Exchange Name	NYSE
Title of 12(b) Security	1.164% Notes due 2027
3.518% Notes due 2032 [Member]
Document Information [Line Items]
Trading Symbol	ZBH 32
Security Exchange Name	NYSE
Title of 12(b) Security	3.518% Notes due 2032